Schedule of convertible notes (Details) (Parenthetical) - USD ($)				1 Months Ended	6 Months Ended
	Mar. 15, 2024	May 26, 2023	May 15, 2023	Apr. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Feb. 28, 2024	May 12, 2023
Line of Credit Facility [Line Items]
Advisory services payment					$ 866,236	$ 971,277
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Shares converted				35,000
Advisory services payment	$ 180,000		$ 180,000
Debt principal amount			$ 712,254				$ 712,254	$ 731,373
Interest rate			8.00%				8.00%
Convirtible note agreegate amount			$ 911,373	$ 889,000			$ 911,373
Debt with unpaid and accured interest							$ 731,373
James Tan Settlement Agreement [Member] | Mr Meng Dong Tan [Member]
Line of Credit Facility [Line Items]
Debt principal amount		$ 22,500
Interest rate		8.00%
Debt with unpaid and accured interest		$ 24,004
Maturity date		Mar. 15, 2024
Debt amount convertible		$ 24,004
Sarina Binti Md Amin [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted					33
Interest rate					6.00%
Maturity date					Feb. 01, 2025
Meng Dong (James) Tan [Member] | 8i Holdings 2 Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Lender interest rate					10.00%
Mr. Meng Dong (James) Tan [Member]
Line of Credit Facility [Line Items]
Interest rate					10.00%